Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 29,281	$ 21,371	$ 24,489	$ 23,972	$ 18,935	$ 21,082	$ 19,967	$ 19,623	$ 18,214	$ 84,524	$ 67,396	$ 88,767	$ 78,886	$ 62,019
Unrealized gain on securities available-for-sale	152		2,949							(10,614)	7,198	5,080	9,502	419
Total other comprehensive income (loss)	1,436		3,321							(16,303)	8,172	3,499	9,070	2,226
Total comprehensive income	30,717		27,810							68,221	75,568	92,266	87,956	64,245
Parent Company [Member]
Net income												88,767	78,886	62,019
Unrealized gain on securities available-for-sale												826	(184)	(14,000)
Total other comprehensive income (loss)												826	(184)	(14,000)
Total comprehensive income												$ 89,593	$ 78,702	$ 48,019